COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 25, 2015	Mar. 31, 2017	Mar. 31, 2016
Stock Issued During Period, Value, Issued for Services			$ 169,700
Share-based Compensation		$ 1,001,950	$ 1,495,837
Exchangable Shares [Member]
Stock Issued During Period, Shares, Issued for Services	262,904
Stock Transferred To Lenders	314,560
Stock Reimbursed To Officers	320,000
Stock Issued During Period, Value, Issued for Services	$ 241,185
Share-based Compensation	$ 210,323